Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Statement Line Items [Line Items]
Accounts payable and other	$ 8,317	$ 6,893	$ 6,328
Current income tax liability	3,157	2,949	2,053
Deferred income tax liability	769	898	840
Lease obligations	4,644	5,113	5,276
Cash collateral and amounts held in escrow	10,992	7,887	3,182
Cash reserves on loan and lease receivables	127,047	110,764	102,631
Other liabilities	$ 154,926	$ 134,504	$ 120,310